SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                              VINTAGE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage II Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                             OTHER             TOTAL ANNUAL
                                     MANAGEMENT        DISTRIBUTION         EXPENSES            OPERATING
                                    FEE (BEFORE           AND/OR            (BEFORE              EXPENSES
                                      EXPENSE          SERVICE FEES         EXPENSE          (BEFORE EXPENSE
FUNDING OPTION                     REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)      REIMBURSEMENT)#
------------------------------     ---------------    ---------------    ---------------     -----------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund - Class...        0.65%              0.25%              0.09%               0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III...         0.75%              0.25%              0.09%               1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ----------------------------------  ---------------------------------------
FUNDING                               1         3        5      10         1          3          5         10
OPTION                               YEAR     YEARS    YEARS   YEARS      YEAR      YEARS      YEARS      YEARS
--------------                      ----------------------------------  ----------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    979      1750     2441    4005      379      1150     1941     4005
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    989      1779     2488    4091      389      1179     1988     4091

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation   Seeks high total investment return. The    Merrill Lynch Investment
     V.I. Fund-- Class III           Fund normally invests in a portfolio of    Managers, L.P.
                                     equity, debt and money market
                                     securities, primarily of corporate and
                                     governmental issuers located in North
                                     and South America, Europe, Australia
                                     and the Far East.

   Merrill Lynch Small Cap Value     Seeks long-term growth of capital. The     Merrill Lynch Investment
     V.I. Fund - Class III           Fund normally invests in common stocks     Managers, L.P.
                                     of small cap companies and emerging
                                     growth companies believed to be
                                     undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST

   Merrill Lynch Large Cap Core      Seeks long-term capital growth. The        TAMIC
     Portfolio                       Fund normally invests in a diversified     Subadviser: Merrill Lynch
                                     portfolio of equity securities of large    Investment Managers, L.P.
                                     cap companies located in the United
                                     States.

The fifth paragraph under the Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal Guarantee") section in the prospectus and any previous supplements is deleted and replaced with the following:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.


November 2003                                                            L-23079

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                  VINTAGE II (SERIES II) ANNUITY
                                                 PROSPECTUS DATED AUGUST 8, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage II (Series II) Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                      MANAGEMENT        DISTRIBUTION      OTHER EXPENSES         TOTAL ANNUAL
                                     FEE (BEFORE           AND/OR             (BEFORE         OPERATING EXPENSES
                                       EXPENSE          SERVICE FEES          EXPENSE           (BEFORE EXPENSE
FUNDING OPTION                      REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)        REIMBURSEMENT)#
-------------------------------     ---------------    ---------------    ----------------    --------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund - Class III...     0.65%              0.25%               0.09%               0.99%***

Merrill Lynch Small Cap Value
V.I. Fund - Class III..............     0.75%              0.25%               0.09%               1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN
FUNDING                             ---------------------------------- --------------------------------------
OPTION                              1 YEAR   3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------                      ---------------------------------- --------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    989      1779     2488      4091     389      1179      1988      4091
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    998      1808     2534      4175     398      1208      2034      4175

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation   Seeks high total investment return. The    Merrill Lynch Investment
     V.I. Fund-- Class III           Fund normally invests in a portfolio of        Managers, L.P.
                                     equity, debt and money market
                                     securities, primarily of corporate and
                                     governmental issuers located in North
                                     and South America, Europe, Australia
                                     and the Far East.

   Merrill Lynch Small Cap Value     Seeks long-term growth of capital. The     Merrill Lynch Investment
     V.I. Fund - Class III           Fund normally invests in common stocks         Managers, L.P.
                                     of small cap companies and emerging
                                     growth companies believed to be
                                     undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core       Seeks long-term capital growth. The       TAMIC
     Portfolio                        Fund normally invests in a diversified    Subadviser: Merrill Lynch
                                      portfolio of equity securities of large   Investment Managers, L.P.
                                      cap companies located in the United
                                      States.





November 2003                                                            L-23076